ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Other tax payable	$42,492	$21,697
Income tax payable	-	5,007
Reimbursements payable	5,181	-
Interest payable	609	-
Others	24,081	60,735
Total accrued expenses and other current liabilities	$72,363	$87,439